Summary of significant accounting policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Investment Maturity Period	90 days or less
Inventory, Noncurrent	$ 1,663	$ 1,816